SHARE-BASED COMPENSATION - 2013 INCENTIVE SCHEME (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2014 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares
Other disclosures
Share-based compensation expenses		$ 48,690	¥ 315,407		¥ 173,274	¥ 37,396
2013 Incentive Scheme
SHARE-BASED COMPENSATION
Number of shares subject to award | shares	64,497,718
Award scheme term	10 years
Other disclosures
Share-based compensation expenses		$ 21,523	¥ 139,422		¥ 126,399	¥ 0
Restricted shares with an option feature | 2013 Incentive Scheme
Number of shares
Outstanding at the beginning of the year | shares		55,292,131	55,292,131
Granted | shares		11,005,000	11,005,000
Forfeited | shares		(3,087,000)	(3,087,000)
Exercised | shares		(1,889,800)	(1,889,800)
Outstanding at the end of the year | shares		61,320,331	61,320,331		55,292,131
Vested and expected to vest at end of year | shares		59,733,636	59,733,636
Exercisable | shares		10,023,493					10,023,493
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 0.34
Granted (in dollars per share)		0.31
Forfeited (in dollars per share)		(0.34)
Exercised (in dollors per share)		0.34
Outstanding at the end of the year (in dollars per share)		0.33		$ 0.34
Vested and expected to vest at end of year (in dollars per share)		0.33
Exercisable at end of year (in dollars per share)		0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)		1.03
Granted (in dollars per share)		2.16
Forfeited (in dollars per share)		1.25
Exercised (in dollars per share)		0.93
Outstanding at end of year (in dollars per share)		1.23		$ 1.03
Vested and expected to vest at the end of the year (in dollars per share)		1.22
Exercisable (in dollars per share)		$ 1.09
Weighted Average Remaining Contractual Term
Outstanding		8 years 4 days	8 years 4 days		9 years 4 days
Vested and expected to vest		8 years 4 days	8 years 4 days
Exercisable		8 years 4 days	8 years 4 days
Aggregate Intrinsic Value
Outstanding | $		$ 77,726		$ 64,802
Vested and expected to vest at the end of the year | $		75,704
Exercisable | $		12,752
Exercised		$ 4,108	¥ 26,613
Fair Value Assumptions
Risk-free interest rates, minimum		2.40%	2.40%
Risk-free interest rates, maximum		2.99%	2.99%
Expected volatility range, minimum		52.60%	52.60%
Expected volatility range, maximum		63.80%	63.80%
Other disclosures
Unrecognized compensation costs		$ 32,489					¥ 210,455
Expected period over which unamortized compensation costs is to be recognized		2 years 4 months 28 days	2 years 4 months 28 days
Maximum | 2013 Incentive Scheme
SHARE-BASED COMPENSATION
Vesting period	5 years
Maximum | Restricted shares with an option feature | 2013 Incentive Scheme
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)		$ 2.87
Expected exercise multiple		2.2	2.2
Fair value per option granted (in dollars pers share)		$ 2.58
Minimum | Restricted shares with an option feature | 2013 Incentive Scheme
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)		1.45
Fair value per option granted (in dollars pers share)		$ 1.16
Class A Ordinary shares
Other disclosures
Ordinary shares, shares issued | shares		365,961,759		288,988,560			365,961,759
Ordinary shares outstanding for exercised share awards | shares		350,398,737		260,045,912			350,398,737
Class A Ordinary shares | 2013 Incentive Scheme
Other disclosures
Ordinary shares, shares issued | shares		1,890,800		1,000			1,890,800
Ordinary shares outstanding for exercised share awards | shares		1,890,800		1,000			1,890,800